Financial instruments - Euro forward exchange contracts (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of financial assets [line items]
Realized losses (gains) on foreign exchange hedges reclassified to revenue	$ 3,105,000	$ (5,674,000)
Euro forward exchange contracts
Disclosure of financial assets [line items]
Hedge ineffectiveness	0	0
Euro forward exchange contracts | Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €			€ 12.2	€ 21.1
Euro forward exchange contracts | Cash flow hedges | Current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ 500,000	$ 1,700,000